Schedule of foreign currency translation adjustments (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cumulative foreign currency translation adjustments, beginning of year	$ 108,812
Cumulative foreign currency translation adjustments, end of year	103,883	$ 108,812
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Cumulative foreign currency translation adjustments, beginning of year	(13,399)	3,909
Foreign currency translation losses for the year, net of tax	(2,749)	(17,308)
Cumulative foreign currency translation adjustments, end of year	$ (16,148)	$ (13,399)